BALANCE SHEETS - Parenthetical - $ / shares	Dec. 31, 2022	Dec. 30, 2022
BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	1,530,000	1,200,000
Common Stock, Shares, Outstanding	1,530,000	1,200,000